Commitments and Contingencies Operating leases (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2017, future contractual minimums are as follows:

Year	Total
2018	$146
2019	143
2020	110
2021	85
2022	82
2023 and beyond	328
Total minimum payments	894
Less: Amount representing interest	(88)
Present value of minimum payments	$806